SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Status Of Warrants
	2022	2021
Expected volatility	116.42% to130.18%	123.40% to 143.97%
Expected dividends	0%	0%
Expected term	5 to 5.75 years	3.25 to 5.87 years
Risk free rate	1.88 to 3.70%	0.24% to 1.34%